Debt (Details)		1 Months Ended	12 Months Ended
	Dec. 24, 2024 USD ($) Installation $ / shares shares	Jul. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Jul. 01, 2025 USD ($)
Debt [Line Items]
Outstanding accounts payable			$ 2,440,000		$ 2,485,000	$ 2,547,877
Convertible promissory note			$ 2,400,000		$ 2,500,000
Promissory Note [Member]
Debt [Line Items]
Interest rate effective percentage					0.00%
Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Weighted average interest rate on short debt obligations			6.75%		11.09%
Direct loan			$ 0	$ 311,029
LHX Intermediate, LLC [Member]
Debt [Line Items]
Share issuance per share (in Dollars per share) | $ / shares	$ 1.35				$ 1.35
LHX Intermediate, LLC [Member] | Notes payable [Member]
Debt [Line Items]
Interest rate effective percentage			58.00%		58.50%
LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Principal amount	$ 4,000,000
Periodic payment	$ 2,500,000
Number of installation (in Installation) | Installation	296
Notes payable			$ 2,500,000		$ 2,500,000
Shares purchased (in Shares) | shares	4,000,000
Minimum [Member]
Debt [Line Items]
Annual interest rate, percentage		1.50%
Minimum [Member] | Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations			4.94%		4.94%
Maximum [Member]
Debt [Line Items]
Annual interest rate, percentage		18.00%
Maximum [Member] | Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations			11.09%		11.09%
Tranche 2 [Member] | LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Periodic payment	$ 750,000
Tranche 3 [Member] | LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Periodic payment	$ 750,000